UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greylin Investment Management Inc
Address: 5068 W. Plano Parkway
         Suite 277
         Plano, TX  75093

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      D. Gregory Parkinson
Title:     President
Phone:     972.931.4808

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Plano, TX     December 04, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     90

Form13F Information Table Value Total:     $101,656 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              604059105      209     1900 SH       SOLE                     1900
Agilent Technologies           COM              00846u101      797    61003 SH       SOLE                    61003
Alamosa Holdings Inc           COM              011589104        3    14831 SH       SOLE                    14831
American Express               COM              025816109     3395   108875 SH       SOLE                   108875
AT&T Wireless                  COM              00209a106       60    14676 SH       SOLE                    14676
B I S Y S Group Inc            COM              055472104      167    10000 SH       SOLE                    10000
Baker Hughes                   COM              057224107      687    23650 SH       SOLE                    23650
Banc One                       COM              06423A103     1982    53000 SH       SOLE                    53000
Bank of New York Inc           COM              064057102      301    10480 SH       SOLE                    10480
BellSouth Cap Fdg 7.375% (Call PFD                             210     8000 SH       SOLE                     8000
Berkshire Hathaway Class B     COM              084670207    19170     7777 SH       SOLE                     7777
Biomet Incorporated            COM              090613100      218     8200 SH       SOLE                     8200
Boeing                         COM              097023105     2540    74410 SH       SOLE                    74410
BP PLC ADR                     COM              055622104      635    15916 SH       SOLE                    15916
Bravo! Foods Intl              COM              105666101        6    20000 SH       SOLE                    20000
Bristol-Myers Squibb           COM              110122108     2804   117823 SH       SOLE                   117823
ChevronTexaco                  COM              166764100     1282    18517 SH       SOLE                    18517
Chico's FAS Inc                COM              168615102      299    18800 SH       SOLE                    18800
cisco Systems                  COM              17275R102      130    12400 SH       SOLE                    12400
Citigroup Inc                  COM              172967101      368    12397 SH       SOLE                    12397
Conoco Phillips                COM                             813    17578 SH       SOLE                    17578
Cooper Industries Ltd          COM              216669101     1913    63044 SH       SOLE                    63044
Dow Chemical                   COM              260543103      406    14880 SH       SOLE                    14880
Duke Capital Pfd 7.375% (Call  PFD                             246     9800 SH       SOLE                     9800
Duke Capital Pfd 8.375% (Call  PFD                             344    13400 SH       SOLE                    13400
Duke Weeks Rlt Pf 8.25% (Call  PFD                             246     9600 SH       SOLE                     9600
E*Trade Group                  COM              269246104      114    25570 SH       SOLE                    25570
Electronic Data Systems        COM              285661104      223    15975 SH       SOLE                    15975
Exxon Mobil Corp               COM              30231G102     4464   139947 SH       SOLE                   139947
Fedex Corp                     COM              31428X106     1635    32655 SH       SOLE                    32655
First Ind Rlty Pfd 7.9% (Call  PFD                             319    12900 SH       SOLE                    12900
Ford Motor                     COM              345370860      607    61978 SH       SOLE                    61978
Gannett                        COM              364730101     1520    21053 SH       SOLE                    21053
Gateway Inc                    COM              367626108      298   100400 SH       SOLE                   100400
General Electric               COM              369604103      641    26012 SH       SOLE                    26012
General Motors                 COM              370442105     2150    55274 SH       SOLE                    55274
Gillette                       COM              375766102      915    30900 SH       SOLE                    30900
H & R Block Inc                COM              093671105     1791    42628 SH       SOLE                    42628
Halliburton                    COM              406216101     1957   151600 SH       SOLE                   151600
Hercules Tr I Pfd 9.42% (Call  PFD                             485    23050 SH       SOLE                    23050
Hewlett-Packard                COM              428236103     2539   217556 SH       SOLE                   217556
Home Depot Inc                 COM              437076102     3377   129381 SH       SOLE                   129381
Honeywell Intl Inc             COM              438516106      268    12373 SH       SOLE                    12373
Hubbell Inc Cl B               COM              443510201      616    21180 SH       SOLE                    21180
Hughes Electronics             COM              370442832      558    60976 SH       SOLE                    60976
Int'l Business Machines        COM              459200101      543     9298 SH       SOLE                     9298
Int'l Flavors & Frag           COM              459506101     1411    44315 SH       SOLE                    44315
Int'l Paper Pfd 7.875% (Call 9 PFD                             673    26900 SH       SOLE                    26900
Johnson & Johnson              COM              478160104     1065    19693 SH       SOLE                    19693
Kimberly-Clark Corp            COM              494368103      246     4350 SH       SOLE                     4350
Lilly Eli & Company            COM              532457108      361     6527 SH       SOLE                     6527
Lockheed Martin Corp           COM              539830109      369     5700 SH       SOLE                     5700
Lowe's Companies               COM              548661107     1839    44420 SH       SOLE                    44420
Matthews Korea Fd                                               47    12272 SH       SOLE                1    2272
MBNA Corp                      COM              55262L100      609    33146 SH       SOLE                    33146
McDonalds Corp                 COM              580135101     2234   126500 SH       SOLE                   126500
Mellon Financial               COM              58551A108     1514    58380 SH       SOLE                    58380
Merck & Co                     COM              589331107      962    21050 SH       SOLE                    21050
Migratec Inc                   COM                               8    27000 SH       SOLE                    27000
Moody's Corporation            COM              615369105     1199    24725 SH       SOLE                    24725
Motorola                       COM              620076109     2113   207525 SH       SOLE                   207525
New Plan Excel Realty          COM              648053106      380    20600 SH       SOLE                    20600
Palm Inc                       COM              696642107      121   163025 SH       SOLE                   163025
Pepsico                        COM              713448108     1326    35885 SH       SOLE                    35885
Performance Technologies       COM                              96    25825 SH       SOLE                    25825
Pfizer Incorporated            COM              717081103      402    13850 SH       SOLE                    13850
Philip Morris                  COM              718154107      235     6051 SH       SOLE                     6051
PNC Financial Services         COM              693475105     1550    36750 SH       SOLE                    36750
Procter & Gamble               COM              742718109      202     2262 SH       SOLE                     2262
Rowan Companies                COM              779382100      323    17350 SH       SOLE                    17350
Royce Total Return Fd                                           99    12524 SH       SOLE                1    2524
Russell 2000 i Shares                                         1994    27870 SH       SOLE                    27870
Sabine Royalty Trust           COM              785688102      213     8500 SH       SOLE                     8500
Schering Plough Corp           COM              806605101     2267   106345 SH       SOLE                   106345
Schlumberger                   COM              806857108      328     8520 SH       SOLE                     8520
Sealed Air $2.00 Cv Pfd (Call                                 2198    99925 SH       SOLE                    99925
Sprint Corp (FON Group)        COM              852061100      211    23140 SH       SOLE                    23140
Tellabs Inc                    COM              879664100      419   102954 SH       SOLE                   102954
Thomas & Betts                 COM              884315102     2471   175403 SH       SOLE                   175403
U S Bancorp                    COM              902973304     2086   112260 SH       SOLE                   112260
UDS Pfd 8.32% (Call 6/30/02 @  PFD                             270    10900 SH       SOLE                    10900
United Technologies            COM              913017109      373     6600 SH       SOLE                     6600
USG Corp                       COM              903293405      241    60300 SH       SOLE                    60300
Wachovia Corp                  COM              929771103     3177    97180 SH       SOLE                    97180
Wachovia DEPs                  PFD                               6    32900 SH       SOLE                    32900
Weingarten Realty              COM              948741103      238     6500 SH       SOLE                     6500
Weingarten Rlty Pfd 7.44%(Call PFD                             338    13400 SH       SOLE                    13400
Worldcom Inc - Worldcom Group  COM                               2    18851 SH       SOLE                    18851
Wyeth                          COM              983024100      363    11400 SH       SOLE                    11400
YUM! Brands                    COM              895953107      826    29820 SH       SOLE                    29820